UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7878

Dreyfus LifeTime Portfolios, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	06/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth & Income Portfolio
June 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--35.7%	Rate (%)	Date	Amount ($)	Value ($)
Consumer Discretionary--.6%
CBS,
Gtd. Notes	5.75	4/15/20	45,000	52,422
Comcast,
Gtd. Notes	5.15	3/1/20	35,000	40,696
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	30,000	32,468
DIRECTV Holdings,
Gtd. Notes	5.00	3/1/21	40,000	44,022
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	57,690
Lowe's,
Sr. Unscd. Notes	6.10	9/15/17	45,000	53,896
Time Warner,
Gtd. Notes	5.88	11/15/16	30,000	35,165
Viacom,
Sr. Unscd. Notes	4.50	3/1/21	40,000	44,398
Wal-Mart Stores,
Sr. Unscd. Notes	3.25	10/25/20	35,000	37,623
				398,380
Consumer Staples--.7%
Altria Group,
Gtd. Notes	9.25	8/6/19	45,000	62,605
Anheuser-Busch Cos.,

Gtd. Bonds	5.00	1/15/15	55,000	60,218
Anheuser-Busch InBev Worldwide,
Gtd. Notes	7.75	1/15/19	45,000	59,514
Kellogg,
Sr. Unscd. Notes	4.00	12/15/20	45,000	49,623
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	40,000	49,055
Kraft Foods,
Sr. Unscd. Notes	5.38	2/10/20	40,000	47,410
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	55,000	66,875
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	55,000	62,687
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	35,000	38,196
				496,183
Energy--1.1%
Apache Finance Canada,
Gtd. Bonds	4.38	5/15/15	50,000	54,808
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	100,000	113,333
ConocoPhillips,
Gtd. Notes	5.75	2/1/19	25,000	30,531
Consolidated Natural Gas,
Sr. Unscd. Notes, Ser. A	5.00	12/1/14	40,000	43,453
Ensco,
Sr. Unscd. Notes	4.70	3/15/21	40,000	43,648
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	45,000	53,773
Kinder Morgan Energy Partners,

Sr. Unscd. Notes	5.95	2/15/18	60,000		69,661
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	30,000		33,404
Petroleos Mexicanos,
Gtd. Notes	8.00	5/3/19	30,000		38,250
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	40,000		45,280
Total Capital,
Gtd. Notes	3.13	10/2/15	85,000		90,300
Valero Energy,
Gtd. Notes	6.13	6/15/17	50,000		58,264
Weatherford International Holdings,
Gtd. Notes	9.63	3/1/19	45,000		58,722
					733,427
Financial--4.1%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	45,000		49,867
Bank of America,
Sr. Unscd. Notes	4.50	4/1/15	85,000		87,671
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	55,000		58,884
BB&T,
Sr. Unscd. Notes	6.85	4/30/19	35,000		44,201
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	55,000		59,730
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	30,000		35,908
Berkshire Hathaway Finance,
Gtd. Notes	5.40	5/15/18	55,000	a	65,039
BNP Paribas,

Gtd. Notes	5.00	1/15/21	40,000	41,132
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	80,000	87,920
Citigroup,
Sub. Notes	5.00	9/15/14	95,000	97,432
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	50,000	54,119
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	55,000	58,918
Credit Suisse USA,
Bank Gtd. Notes	4.88	1/15/15	75,000	80,521
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	75,000	82,752
Ford Motor Credit,
Sr. Unscd. Notes	7.00	4/15/15	120,000	133,665
General Electric Capital,
Sr. Unscd. Notes	2.25	11/9/15	85,000	86,794
General Electric Capital,
Sr. Unscd. Notes	4.63	1/7/21	40,000	44,074
General Electric Capital,
Sr. Unscd. Notes	4.65	10/17/21	40,000	44,506
General Electric Capital,
Sr. Unscd. Notes, Ser. A	4.75	9/15/14	55,000	59,015
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	90,000	93,621
Goldman Sachs Group,
Sr. Unscd. Notes	5.38	3/15/20	35,000	36,086
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	45,000	47,590
HCP,

Sr. Unscd. Notes	6.00	1/30/17	30,000	33,644
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	35,000	36,447
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	25,000	27,250
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.05	1/24/14	125,000	126,415
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	125,000	130,464
Keycorp,
Sr. Unscd. Notes	5.10	3/24/21	45,000	50,278
Korea Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	55,000	60,142
Landwirtschaftliche Rentenbank,
Gtd. Notes	1.88	9/17/18	50,000	50,945
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000	22,201
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	65,000	65,743
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	60,000	64,902
PNC Funding,
Bank Gtd. Notes	5.13	2/8/20	40,000	46,334
ProLogis,
Gtd. Notes	6.88	3/15/20	4,000	4,791
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	65,000	70,032
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	75,000	77,270
Regency Centers,

Gtd. Notes	5.88	6/15/17	25,000	28,040
Royal Bank of Canada,
Sr. Notes	2.63	12/15/15	50,000	52,209
Royal Bank of Scotland,
Bank Gtd. Notes	4.38	3/16/16	75,000	76,924
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	50,000	51,750
Travelers,
Sr. Unscd. Notes	5.90	6/2/19	40,000	49,796
US Bancorp,
Sr. Unscd. Notes	2.45	7/27/15	75,000	77,903
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	28,208
Wells Fargo & Co.,
Sr. Unscd. Notes	4.60	4/1/21	40,000	44,707
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	30,000	33,374
Willis North America,
Gtd. Notes	6.20	3/28/17	15,000	16,893
				2,776,107
Foreign/Governmental--1.9%
African Development Bank,
Sub. Notes	6.88	10/15/15	45,000	51,510
Asian Development Bank,
Sr. Unscd. Notes	2.50	3/15/16	85,000	90,574
Brazilian Government,
Sr. Unscd. Bonds	8.88	10/14/19	40,000	56,900
Chilean Government,
Sr. Unscd. Notes	3.25	9/14/21	40,000	42,600
European Investment Bank,

Sr. Unscd. Notes	1.13	8/15/14	125,000		126,266
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	75,000	a	87,781
Inter-American Development Bank,
Sr. Unscd. Notes	2.38	8/15/17	75,000		80,189
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	5.00	4/1/16	35,000		40,477
International Finance,
Sr. Notes	2.25	4/11/16	80,000		83,186
KFW,
Gov't Gtd. Notes	2.63	1/25/22	35,000		36,171
KFW,
Gov't Gtd. Notes	2.75	9/8/20	50,000		52,435
KFW,
Gov't Gtd. Notes	4.88	1/17/17	65,000		75,866
Mexican Government,
Sr. Unscd. Notes	5.13	1/15/20	36,000		42,390
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	55,000		62,288
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	40,000		43,533
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	50,000		59,080
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	45,000		52,633
Province of Ontario Canada,
Sr. Unscd. Bonds	1.38	1/27/14	110,000		111,459
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	30,000		34,152

Province of Quebec Canada,
Sr. Unscd. Notes	2.75	8/25/21	40,000	41,459
Province of Quebec Canada,
Unscd. Debs.	4.88	5/5/14	45,000	48,602
				1,319,551
Health Care--.8%
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	70,000	82,612
AMGEN,
Sr. Unscd. Notes	4.10	6/15/21	40,000	42,990
Cardinal Health,
Sr. Unscd. Bonds	4.00	6/15/15	60,000	64,432
Johnson & Johnson,
Sr. Unscd. Notes	5.15	7/15/18	20,000	24,261
Laboratory Corporation of America
Holdings, Sr. Unscd. Notes	4.63	11/15/20	40,000	44,043
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	40,000	50,440
Medtronic,
Sr. Unscd. Notes	3.00	3/15/15	65,000	69,021
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	40,000	44,697
Teva Pharmaceutical Finance,
Gtd. Notes	2.40	11/10/16	70,000	72,399
WellPoint,
Sr. Unscd. Notes	5.88	6/15/17	30,000	35,422
Wyeth,
Gtd. Notes	5.50	2/1/14	25,000	26,918
				557,235
Industrial--.6%

Boeing,
Sr. Unscd. Notes	4.88	2/15/20	55,000	66,090
Burlington Northern Santa Fe,
Sr. Unscd. Notes	4.70	10/1/19	40,000	44,989
Canadian Pacific Railway,
Sr. Unscd. Notes	7.25	5/15/19	35,000	43,098
Caterpillar,
Sr. Unscd. Notes	3.90	5/27/21	40,000	44,626
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	52,043
CSX,
Sr. Unscd. Notes	5.50	8/1/13	50,000	52,509
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	40,000	46,766
Honeywell International,
Sr. Unscd. Notes	4.25	3/1/21	40,000	46,413
Republic Services,
Gtd. Notes	3.55	6/1/22	35,000	35,452
				431,986
Information Technology--.4%
Google,
Sr. Unscd. Notes	3.63	5/19/21	40,000	44,383
Intuit,
Sr. Unscd. Notes	5.75	3/15/17	35,000	40,098
Microsoft,
Sr. Unscd. Notes	3.00	10/1/20	40,000	43,547
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	50,000	60,741
Xerox,
Sr. Unscd. Notes	6.35	5/15/18	55,000	64,202

					252,971
Materials--.6%
ArcelorMittal,
Sr. Unscd. Notes	5.50	3/1/21	45,000	a	42,665
Barrick Gold,
Sr. Unscd. Notes	6.95	4/1/19	30,000		37,377
Dow Chemical,
Sr. Unscd. Notes	7.60	5/15/14	115,000		128,071
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.75	3/15/19	60,000		73,461
Ecolab,
Sr. Unscd. Notes	4.35	12/8/21	40,000		44,421
Rio Tinto Alcan,
Sr. Unscd. Notes	5.00	6/1/15	40,000		44,111
Rio Tinto Finance USA,
Gtd. Notes	3.50	11/2/20	40,000		42,632
					412,738
Telecommunications--.6%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	40,000		45,365
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000		69,682
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	51,000		56,882
Rogers Communications,
Gtd. Notes	6.80	8/15/18	30,000		37,045
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000		25,125
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000		38,417

Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	40,000		42,672
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	25,000		29,312
Vodafone Group,
Sr. Unscd. Notes	5.38	1/30/15	40,000		44,289
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	25,000		29,283
					418,072
U.S. Government Agencies--3.1%
Federal Farm Credit Banks,
Bonds	3.88	10/7/13	135,000		141,082
Federal Home Loan Banks,
Bonds, Ser. 432	4.50	9/16/13	100,000		105,081
Federal Home Loan Banks,
Bonds	4.63	10/10/12	5,000		5,062
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000		92,007
Federal Home Loan Banks,
Bonds	5.00	11/17/17	40,000		48,358
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	40,000		47,205
Federal Home Loan Banks,
Bonds	5.50	8/13/14	175,000		194,104
Federal Home Loan Mortgage Corp.,
Notes	1.00	3/8/17	80,000	b	80,525
Federal Home Loan Mortgage Corp.,
Notes	1.75	9/10/15	75,000	b	77,864
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	60,000	b	61,706

Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	65,000a,b	75,190
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	90,000b	93,994
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	170,000b	180,851
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/15	100,000b	110,195
Federal National Mortgage
Association, Notes	0.75	12/19/14	130,000b	131,017
Federal National Mortgage
Association, Notes	0.88	8/28/14	125,000b	126,324
Federal National Mortgage
Association, Notes	2.38	7/28/15	175,000b	184,798
Federal National Mortgage
Association, Notes	2.75	3/13/14	85,000b	88,485
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000b	22,466
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000b	65,167
Federal National Mortgage
Association, Notes	5.38	6/12/17	55,000a,b	66,711
Tennessee Valley Authority,
Sr. Unscd. Notes	5.50	7/18/17	60,000	73,044
				2,071,236
U.S. Government Securities--20.6%
U.S. Treasury Bonds:
7.25%, 5/15/16			105,000a	131,693
8.00%, 11/15/21			50,000a	78,500
8.50%, 2/15/20			30,000	45,989
8.75%, 5/15/17			90,000a	124,516

8.75%, 5/15/20	70,000	109,523
10.63%, 8/15/15	50,000a	65,742
11.25%, 2/15/15	65,000	83,332
U.S. Treasury Notes:
0.25%, 11/30/13	400,000a	399,797
0.25%, 2/15/15	435,000a	433,539
0.50%, 11/15/13	200,000a	200,602
0.50%, 8/15/14	275,000a	275,967
0.63%, 7/15/14	175,000	176,026
0.88%, 2/28/17	225,000a	226,986
1.00%, 5/15/14	375,000	379,717
1.00%, 8/31/16	125,000a	126,983
1.25%, 8/31/15	110,000a	112,759
1.25%, 10/31/15	25,000	25,627
1.50%, 12/31/13	160,000a	162,863
1.50%, 8/31/18	80,000a	82,556
1.75%, 3/31/14	400,000a	409,938
1.75%, 5/31/16	60,000	62,747
1.88%, 2/28/14	400,000	410,328
1.88%, 4/30/14	410,000a	421,595
1.88%, 10/31/17	50,000	52,758
2.13%, 11/30/14	50,000a	52,113
2.13%, 5/31/15	175,000a	183,613
2.13%, 8/15/21	260,000a	273,325
2.25%, 1/31/15	250,000	261,992
2.38%, 3/31/16	75,000a	80,080
2.38%, 6/30/18	45,000	48,786
2.50%, 4/30/15	50,000a	52,934
2.50%, 6/30/17	150,000a	162,867
2.63%, 6/30/14	150,000a	156,891

2.63%, 12/31/14	150,000a	158,426
2.63%, 1/31/18	150,000	164,414
2.63%, 8/15/20	380,000a	418,267
2.63%, 11/15/20	445,000a	489,187
2.75%, 2/15/19	195,000a	216,435
2.88%, 3/31/18	95,000	105,584
3.00%, 8/31/16	535,000	587,580
3.13%, 8/31/13	135,000	139,488
3.13%, 9/30/13	375,000	388,301
3.13%, 1/31/17	200,000	221,922
3.13%, 4/30/17	150,000a	167,039
3.13%, 5/15/19	185,000a	210,293
3.25%, 5/31/16	150,000	165,539
3.25%, 7/31/16	200,000	221,391
3.25%, 3/31/17	100,000	111,789
3.38%, 7/31/13	75,000	77,522
3.38%, 11/15/19	110,000a	127,282
3.50%, 2/15/18	100,000	114,430
3.50%, 5/15/20	160,000a	186,975
3.63%, 8/15/19	270,000a	316,723
3.63%, 2/15/20	245,000a	288,239
3.75%, 11/15/18	110,000a	128,863
4.00%, 2/15/14	135,000a	143,031
4.00%, 8/15/18	120,000	142,013
4.13%, 5/15/15	130,000a	143,681
4.25%, 8/15/13	345,000a	360,417
4.25%, 11/15/13	125,000a	131,763
4.25%, 8/15/14	75,000	81,182
4.25%, 11/15/14	195,000a	212,855
4.25%, 8/15/15	190,000	212,295

4.25%, 11/15/17			140,000	165,134
4.50%, 11/15/15			170,000a	192,711
4.50%, 2/15/16			120,000a	137,091
4.63%, 11/15/16			395,000	462,366
4.63%, 2/15/17			200,000a	235,656
4.75%, 8/15/17			165,000a	197,961
4.88%, 8/15/16			60,000	70,397
5.13%, 5/15/16			145,000	170,228
				13,937,154
Utilities--.6%
Commonwealth Edison,
First Mortgage Bonds	5.80	3/15/18	25,000	30,244
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	70,000	81,636
Duke Energy Carolinas,
First Mortgage Bonds	5.30	10/1/15	85,000	96,680
Duke Energy,
Sr. Unscd. Notes	5.05	9/15/19	50,000	58,400
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	45,000	49,295
Pacific Gas & Electric,
Sr. Unscd. Notes	3.50	10/1/20	35,000	37,794
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	28,307
				382,356
Total Bonds and Notes
(cost $23,313,760)				24,187,396

Common Stocks--46.8%			Shares	Value ($)
Consumer Discretionary--4.2%

Advance Auto Parts	3,275	223,420
Bed Bath & Beyond	4,500c	278,100
Best Buy	7,480a	156,781
Dillard's, Cl. A	1,695	107,938
GameStop, Cl. A	6,005a	110,252
H&R Block	5,115	81,738
Kohl's	2,915	132,603
Las Vegas Sands	3,505	152,432
Marriott International, Cl. A	3,665	143,668
News, Cl. A	18,620	415,040
O'Reilly Automotive	3,620c	303,247
Thor Industries	3,650	100,047
Viacom, Cl. B	9,425	443,164
Wynn Resorts	1,955	202,773
		2,851,203
Consumer Staples--5.3%
Archer-Daniels-Midland	14,670	433,058
Bunge	3,275	205,474
Coca-Cola	2,985	233,397
Constellation Brands, Cl. A	12,415c	335,950
CVS Caremark	11,945	558,190
Kroger	18,715	434,001
Philip Morris International	4,025	351,222
Procter & Gamble	5,629	344,776
Smithfield Foods	4,790c	103,608
Wal-Mart Stores	8,637	602,172
		3,601,848
Energy--5.6%
Apache	3,695	324,754
Chevron	8,855	934,203

ConocoPhillips	8,910	497,891
Exxon Mobil	14,044	1,201,745
Halliburton	9,550	271,125
Marathon Oil	14,435	369,103
Occidental Petroleum	2,690	230,721
		3,829,542
Financial--5.6%
Aflac	10,830	461,250
Assurant	2,740	95,462
Discover Financial Services	6,245	215,952
Franklin Resources	2,470	274,145
JPMorgan Chase & Co.	7,797	278,587
KeyCorp	35,630	275,776
Moody's	3,800	138,890
NASDAQ OMX Group	7,310	165,718
Prudential Financial	5,665	274,356
Public Storage	2,950d	426,010
Simon Property Group	2,220d	345,565
State Street	9,500	424,080
Wells Fargo & Co.	11,685	390,746
		3,766,537
Health Care--6.9%
Abbott Laboratories	6,045	389,721
Aetna	3,730	144,612
Agilent Technologies	5,535	217,193
AmerisourceBergen	1,505	59,222
Bristol-Myers Squibb	11,155	401,022
Cardinal Health	2,485	104,370
Celgene	6,275c	402,604
Eli Lilly & Co.	11,565	496,254

Hill-Rom Holdings	1,245	38,408
Humana	4,280	331,443
Johnson & Johnson	7,206a	486,837
Merck & Co.	7,505	313,334
Pfizer	21,096	485,208
ResMed	2,680c	83,616
St. Jude Medical	3,890	155,250
Thoratec	845c	28,375
UnitedHealth Group	3,140	183,690
Universal Health Services, Cl. B	3,570	154,081
WellPoint	2,965	189,137
		4,664,377
Industrial--4.8%
3M	3,105	278,208
CSX	6,735	150,595
Cummins	4,070	394,424
FedEx	4,095	375,143
Gardner Denver	1,340	70,899
General Electric	9,006	187,685
Lincoln Electric Holdings	3,260	142,755
Northrop Grumman	6,210	396,136
Parker Hannifin	2,160	166,061
Textron	3,675	91,397
Union Pacific	4,695	560,160
United Technologies	5,755	434,675
		3,248,138
Information Technology--10.1%
Apple	2,310c	1,349,040
Brocade Communications Systems	10,740c	52,948
CA	15,985	433,034

Cisco Systems	25,290	434,229
Dell	17,265c	216,158
Dolby Laboratories, Cl. A	1,420c	58,646
Google, Cl. A	682c	395,608
Hewlett-Packard	8,865	178,275
International Business Machines	3,505	685,508
Intuit	3,700	219,595
Lexmark International, Cl. A	2,490	66,184
LSI	17,755c	113,099
Marvell Technology Group	8,050	90,804
Microsoft	24,782	758,081
Motorola Solutions	6,574	316,275
Oracle	13,630	404,811
Symantec	16,440c	240,188
Tech Data	6,625c	319,126
Visa, Cl. A	2,435	301,039
Xilinx	5,600	187,992
		6,820,640
Materials--1.0%
Domtar	1,000	76,710
LyondellBasell Industries, Cl. A	2,140	86,178
Monsanto	4,285	354,712
PPG Industries	1,630	172,976
		690,576
Telecommunication Services--2.3%
AT&T	26,560	947,130
Verizon Communications	13,971	620,871
		1,568,001
Utilities--1.0%
American Electric Power	10,340	412,566

Southern	6,000		277,800
			690,366
Total Common Stocks
(cost $29,875,958)			31,731,228
	Principal
Short-Term Investments--1.3%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.08%, 9/20/12
(cost $849,837)	850,000	[e]	849,867

Other Investment--15.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,530,983)	10,530,983	[f]	10,530,983
Investment of Cash Collateral for
Securities Loaned--1.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,025,134)	1,025,134	[f]	1,025,134
Total Investments (cost $65,595,672)	100.8%		68,324,608
Liabilities, Less Cash and Receivables	(.8%)		(515,562)
Net Assets	100.0%		67,809,046

a	Security, or portion thereof, on loan. At June 30, 2012, the value of the fund's securities on loan was $9,628,256 and the value of the collateral held by the fund was $10,216,824, consisting of cash collateral of $1,025,134 and
U.S. Government & Agency securities valued at $9,191,690.
b	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c	Non-income producing security.
d	Investment in real estate investment trust.
e	Held by or on behalf of a counterparty for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At June 30, 2012, net unrealized appreciation on investments was $2,728,936 of which $4,038,312 related to appreciated investment securities and $1,309,376 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	46.8
U.S. Government & Agencies	23.7
Short-Term/Money Market Investments	18.3
Corporate Bonds	10.1
Foreign/Governmental	1.9
100.8

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
June 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2012($)
Financial Futures Long
MSCI EAFE	42	2,989,980	September 2012	174,736
Russell 2000 Mini	106	8,431,240	September 2012	487,485
				662,221

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	6,859,455	-	6,859,455
Equity Securities - Domestic+	31,731,228	-	-	31,731,228
Foreign Government	-	1,319,551	-	1,319,551
Mutual Funds	11,556,117	-	-	11,556,117
U.S. Government Agencies/Mortgage-Backed	-	2,071,236	-	2,071,236
U.S. Treasury	-	14,787,021	-	14,787,021
Other Financial Instruments:
Financial Futures++	662,221	-	-	662,221

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus LifeTime Portfolios, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	August 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)